10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Interests In Affiliates Tables
Schedule of Investments in affiliates

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2014	2013
Balance Sheet:	US$’000	US$’000

Current assets	63,750	55,742

Non-current assets	17,659	9,733

Total assets	81,409	65,475

Total liabilities	(54,543)	(40,672)
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Total shareholders’ equity	26,866	24,803

	2014	2013
Operating results:	US$’000	US$’000

Net sales	76,723	61,997

Operating income	4,362	833

Net income	3,700	1,248

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2014	2013
Balance Sheet:	US$’000	US$’000

Current assets	21,264	20,556

Non-current assets	5,288	5,635

Total assets	26,552	26,191

Total liabilities	(12,675)	(12,623)

Total shareholders’ equity	13,877	13,568

	2014	2013
Operating results:	US$’000	US$’000

Net sales	16,162	14,672

Operating income	1,024	545

Net income	762	377